Significant Accounting Policies [Text Block]: Consolidation, Policy [Policy Text Block] (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Policies
Consolidation, Policy

Principles of Consolidation

The consolidated financial statements include the accounts of Eastgate Acquisitions Corporation and its wholly-owned subsidiary. All intercompany accounts and transactions have been eliminated in consolidation.

Principles of Consolidation

The consolidated financial statements include the accounts of Eastgate Acquisitions Corporation and its wholly-owned subsidiary. All intercompany accounts and transactions have been eliminated in consolidation.